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                    MFS(R)/SUN LIFE SERIES TRUST: BOND SERIES

                      Supplement to the Current Prospectus

The  description  of portfolio  managers  under the  "Management  of the Series"
section is hereby restated as follows:

Geoffrey L. Kurinsky, a Senior Vice President of MFS, has been employed in the investment management area of MFS since 1987. Mr. Kurinsky has been the series' portfolio manager since 1998. William Adams, a Vice President of MFS, has been employed by MFS in the investment management area since 1997. Mr. Adams became a portfolio manager of the series effective July 1, 2000.

                  The date of this Supplement is July 3, 2000.

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            MFS(R)/SUN LIFE SERIES TRUST: GLOBAL TOTAL RETURN SERIES

                      Supplement to the Current Prospectus

The  description  of portfolio  managers  under the  "Management  of the Series"
section is hereby restated as follows:

Frederick J. Simmons, a Senior Vice President of MFS, has been employed in the investment management area of MFS since 1971 and has been the fund's portfolio manager since 1994. Steven R. Gorham, a Vice President of MFS, has been employed by MFS in the investment management area since 1989 and became a portfolio manager of the fund effective May 1, 2000. Mr. Simmons and Mr. Gorham are managers of the common stock portion of the fund's portfolio. Stephen C. Bryant, a Senior Vice President of MFS, has been employed in the investment management area of MFS since 1987 and became a portfolio manager of the fund effective July 1, 2000. Mr. Bryant is a manager of the fixed income portion of the fund's portfolio.


                  The date of this Supplement is July 3, 2000.